PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

                         STRONG MUNICIPAL INCOME FUNDS
                                 ADVISOR CLASS

                     STRONG HIGH-YIELD MUNICIPAL BOND FUND
                           STRONG MUNICIPAL BOND FUND
                  STRONG SHORT-TERM HIGH YIELD MUNICIPAL FUND
                     STRONG SHORT-TERM MUNICIPAL BOND FUND


              Supplement to the Prospectus dated February 29, 2000

Effective immediately, the Funds no longer intend to charge a front-end sales load. Any information describing the front-end sales load in the prospectus is deleted.


            The date of this Prospectus Supplement is May 19, 2000.